Commitments and Contingencies	3 Months Ended
Apr. 30, 2012
Commitments and Contingencies
Commitments and Contingencies

(9) Commitments and Contingencies

  Capital Lease Obligation

        In September 2008, we entered into a purchase and sale agreement to sell equipment totaling $0.5 million and leaseback the same equipment over a period of 36 months. We have the option to purchase all, but not less than all, of the equipment for a mutually agreed upon market value plus taxes applicable at the end of the lease. Due to our continuing involvement in certain aspects of this equipment, the sale and leaseback of this equipment does not qualify as a sale-leaseback under U.S. generally accepted accounting principles, but rather accounted for as a financing of the equipment. We recorded a financing obligation liability totaling $0.5 million in December 2008. Payments under the financing were made monthly through December 31, 2011 at an interest rate of 8% per annum. At January 31, 2012, we had no payments remaining under the financing.

  Operating Lease Commitments

        We lease our office spaces under long-term non-cancelable operating leases that expire in 2014. Rent expense for fiscal 2010, 2011 and 2012 was $1.6 million, $1.6 million and $2.6 million, respectively, and $0.5 million and $0.8 million for the three months ended April 30, 2011 and 2012, respectively. Future minimum rental payments required under the operating lease agreements as of January 31, 2012 are as follows:

	Payments Due by Period
	Total	Less Than 1 year	1-3 years	3-5 years	More Than 5 years
	(in thousands)
Operating lease obligations	$7,037	$3,396	$3,201	$440	$—

        Future operating lease obligations increased during fiscal 2012 for costs related to additional leases. During fiscal 2012, we executed amendments increasing the square footage of our headquarters in San Francisco. In addition, we entered into new operating lease agreements for our Cupertino and certain international locations. Payments associated with lease agreements increased by $4.1 million, of which $1.7 million is due by January 31, 2013; $2.0 million is due between January 31, 2013 and January 31, 2015 and $0.4 million is due between January 31, 2015 and January 31, 2017.

  Legal Proceedings

        We are subject to certain routine legal proceedings, as well as demands and claims that arise in the normal course of our business. We make a provision for a liability relating to legal matters when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. These provisions are reviewed at least quarterly and adjusted to reflect the impacts of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. In our opinion, resolution of any pending claims (either individually or in the aggregate) is not expected to have a material adverse impact on our condensed consolidated results of operations, cash flows or financial position or it is not possible to provide an estimated amount of any such loss. However, depending on the nature and timing of any such dispute, an unfavorable resolution of a matter could materially affect our future results of operations or cash flows, or both, of a particular quarter.

  Indemnification Arrangements

        During the ordinary course of business, we include indemnification provisions within certain of our contracts. Pursuant to these agreements, we will indemnify, hold harmless and agree to reimburse the indemnified party for losses suffered or incurred by the indemnified party, generally parties with which we have commercial relations, in connection with certain intellectual property infringement claims by any third party with respect to our products and services. To date, there have not been any costs incurred in connection with such indemnification clauses; therefore, there is no accrual of such amounts at January 31, 2011, 2012 and April 30, 2012.

  Export Contingency

        Our products are subject to U.S. export controls that prohibit the shipment of certain products and services without the required export authorizations or export to countries, governments, and persons targeted by U.S. sanctions. We shipped our encryption products prior to obtaining the required export authorizations. Accordingly, we have not fully complied with applicable encryption controls in the Export Administration Regulations. Additionally, while we are taking precautions to prevent our products and services from being shipped to U.S. sanctions targets, we believe that certain of our products that are available at no cost have been downloaded by persons in countries that are the subject of these embargoes. March 2012, we filed our Final Voluntary Self Disclosures with the U.S. Department of Commerce's Bureau of Industry and Security, or BIS, and the U.S. Department of Treasury's Office of Foreign Assets Control, or OFAC, concerning these potential violations. On July 3, 2012, OFAC notified us that it had completed its review of these matters and closed its review with the issuance of a Cautionary Letter. No monetary penalties were assessed. At this time, BIS has not completed its review. If we are found to be in violation of U.S. export control laws, it could result in fines or penalties for us and for individuals, including civil penalties of up to $250,000 or twice the value of the transaction, whichever is greater, per violation, and in the event of conviction for a criminal violation, fines of up to $1 million and possible incarceration for responsible employees and managers for willful and knowing violations. We cannot predict when BIS will complete its review or what enforcement action, if any, it will take. It is reasonably possible that our business, financial position, results of operations, or cash flows could be negatively affected by an unfavorable resolution to this matter and that imposed fines, if any, could be material to our financial statements. However, we cannot make any predictions of the outcome of these violations or estimate the potential liability, if any, that will be incurred.